Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision
The income tax provision for continuing operations consisted of the following for the years ended December 31, 2022, 2021 and 2020:

In millions	2022	2021	2020
Current:
Federal	$2,803	$2,285	$2,615
State	735	665	518
	3,538	2,950	3,133
Deferred:
Federal	(1,526)	(282)	(450)
State	(503)	(120)	(114)
	(2,029)	(402)	(564)
Total	$1,509	$2,548	$2,569

Schedule of Effective Income Tax Rate Reconciliation
The following table is a reconciliation of the statutory income tax rate to the Company’s effective income tax rate for continuing operations for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
Statutory income tax rate	21.0%	21.0%	21.0%
State income taxes, net of federal tax benefit	3.2	4.1	3.2
Health insurer fee	—	—	2.2
Legal charges	3.4	—	—
Basis difference upon disposition of subsidiary	1.6	—	(1.2)
Prior year refunds and unrecognized tax benefits	(2.6)	(1.2)	—
Other	(0.7)	0.3	1.1
Effective income tax rate	25.9%	24.2%	26.3%

Schedule of Deferred Tax Assets and Liabilities
The following table is a summary of the components of the Company’s deferred income tax assets and liabilities as of December 31, 2022 and 2021:

In millions	2022	2021
Deferred income tax assets:
Lease and rents	$5,242	$5,563
Legal charges	1,260	19
Inventory	103	99
Employee benefits	153	193
Bad debts and other allowances	480	489
Net operating loss and capital loss carryforwards	266	416
Deferred income	66	78
Insurance reserves	319	662
Investments	293	—
Payroll tax deferral	—	87
Other	335	377
Valuation allowance	(532)	(325)
Total deferred income tax assets (1)	7,985	7,658
Deferred income tax liabilities:
Retirement benefits	(92)	(105)
Investments	—	(340)
Lease and rents	(4,639)	(4,947)
Depreciation and amortization	(7,139)	(8,381)
Total deferred income tax liabilities	(11,870)	(13,773)
Net deferred income tax liabilities	$(3,885)	$(6,115)
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(1)Includes deferred income tax assets of $131 million which have been accounted for as assets held for sale and are included in assets held for sale on the consolidated balance sheet at December 31, 2022. See Note 2 ‘‘Acquisitions, Divestitures and Asset Sales’’ for additional information.

Schedule of Unrecognized Tax Benefits Rollforward
A reconciliation of the beginning and ending balance of unrecognized tax benefits in 2022, 2021 and 2020 is as follows:

In millions	2022	2021	2020
Beginning balance	$782	$768	$655
Additions based on tax positions related to the current year	5	3	3
Additions based on tax positions related to prior years	42	52	182
Reductions for tax positions of prior years	(166)	(33)	(56)
Expiration of statutes of limitation	(4)	(1)	(2)
Settlements	(213)	(7)	(14)
Ending balance	$446	$782	$768